TRANSACTIONS WITH RELATED PARTIES - Additional Information (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Related Party Explanatory [Line Items]
Borrowings, maturity			maturities where between January 2020 and December 2028
Allowance for doubtful debts related to outstanding balances of related party transaction		S/ 9,100	S/ 12,600
Amounts receivable, related party transactions		1,909,516	1,657,206
Investments	[1]	S/ 1,165,661	S/ 935,286
The Soles [Member]
Disclosure Of Related Party Explanatory [Line Items]
Borrowings, interest rate			6.21%
US Dollars [Member]
Disclosure Of Related Party Explanatory [Line Items]
Borrowings, interest rate		4.45%	5.70%
Related parties [member]
Disclosure Of Related Party Explanatory [Line Items]
Borrowings, maturity		had maturities between January 2021 an March 2036
Related parties [member] | The Soles [Member]
Disclosure Of Related Party Explanatory [Line Items]
Borrowings, interest rate			5.33%
Employees, directors, key management and family [Member]
Disclosure Of Related Party Explanatory [Line Items]
Amounts receivable, related party transactions		S/ 1,062,100	S/ 1,003,200
Alicorp S.A.A | Investments in shares
Disclosure Of Related Party Explanatory [Line Items]
Investments		167,100
Alicorp S.A.A | Investments in bonds
Disclosure Of Related Party Explanatory [Line Items]
Investments		200,300
Cementos Pacasmayo S.A | Investments in bonds
Disclosure Of Related Party Explanatory [Line Items]
Investments		153,000
Inversiones Centenario S.A.A [Member] | Investments in shares
Disclosure Of Related Party Explanatory [Line Items]
Investments		S/ 280,800

[1]	The balance includes mainly S/167.1 million of shares and S/200.3 million of bonds issued by Alicorp S.A.A., S/153.0 million of bonds issued by Cementos Pacasmayo S.A., and S/280.8 million of shares of Inversiones Centenario. The increase in the balance corresponds mainly to the acquisition of corporate bonds issued by Alicorp S.A.